Fixed assets - Depreciation and amortization - Total - Graphic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets and property, plant and equipment [abstract]
Total depreciation and amortization expense	€ (7,047)	€ (6,846)	€ (6,728)
Depreciation and amortization	(2,256)	(2,138)	(2,195)
Depreciation and amortization, property, plant and equipment	€ (4,791)	€ (4,708)	€ (4,533)